May 13, 2016

U.S.	Securities and Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re:	Vanguard Montgomery Funds (the “Trust”) File No. 333-145624

Ladies and Gentlemen:

Enclosed is Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A for Vanguard Montgomery Funds, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. The sole purpose of the Amendment is to file the risk/return summary section of the Post-Effective Amendment in eXtensible Business Reporting Language (XBRL) for each series and class of the the above mentioned Trust. This Amendment does not contain disclosures that would render it ineligible to become effective under 485(b). Pursuant to the requirements of Rule 485(b), this Amendment designates an immediate effective date of May 13, 2016.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the Securities Act) and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 13th day of May, 2016.

VANGUARD MONTGOMERY FUNDS

BY: /s/ F. William McNabb III*_____________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	May 13, 2016
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	May 13, 2016
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	May 13, 2016
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	May 13, 2016
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	May 13, 2016
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	May 13, 2016
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	May 13, 2016
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	May 13, 2016
Scott C. Malpass
/s/ André F. Perold*	Trustee	May 13, 2016
André F. Perold
/s/ Peter F. Volanakis*	Trustee	May 13, 2016
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	May 13, 2016
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see File Number 2-17620, Incorporated by Reference.

C-1

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE